October 12, 2017

BNY MELLON FUNDS TRUST

BNY Mellon Mid Cap Multi-Strategy Fund (the "Fund")

Supplement to Prospectus

dated December 30, 2016

Effective October 12, 2017, all references contained in the Fund's prospectus to "Henderson Geneva Capital Management LLC" or "HGCM" are superseded and replaced by references to "Geneva Capital Management LLC" or "GCM", respectively.  Effective as of the same date, all references contained in the Fund's prospectus to the "Henderson Geneva Mid Cap Growth Strategy" are superseded and replaced by references to the "Geneva Mid Cap Growth Strategy".

Effective October 12, 2017, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Principal Investment Strategy":

The Mid Cap Tax-Sensitive Core Strategy is employed by the fund's investment adviser, the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy are employed by the fund's investment adviser using a proprietary investment process of The Boston Company Asset Management, LLC (TBCAM), an affiliate of the fund's investment adviser, and the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy are employed by unaffiliated sub-investment advisers, namely, Boston Partners Global Investors, Inc. (Boston Partners), and Geneva Capital Management LLC, respectively.

Effective October 12, 2017, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Portfolio Management":

Investment decisions for the Geneva Mid Cap Growth Strategy have been made since March 2013 by William A. Priebe, CFA, Amy S. Croen, CFA and William Scott Priebe, and since July 2017 by José Muñoz, CFA. Mr. William A. Priebe and Ms. Croen are managing directors and portfolio managers at GCM, which they co-founded. Mr. William Scott Priebe is managing director and portfolio manager at GCM.  Mr. Muñoz is a portfolio manager at GCM.  Each member of the GCM investment team is responsible for both research and portfolio management functions.

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Effective October 12, 2017, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Details – Management – Sub-Investment Advisers":

The investment adviser has engaged Geneva Capital Management LLC to serve as the sub-investment adviser of BNY Mellon Mid Cap Multi-Strategy Fund responsible for the portion of the fund's assets allocated to the Geneva Mid Cap Growth Strategy. GCM, located at 100 East Wisconsin Avenue, Suite 2550, Milwaukee, Wisconsin 53202, is a wholly-owned subsidiary of Henderson Global Investors (North America) Inc., which is located at 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606. Henderson Global Investors (North America) Inc. is a wholly-owned subsidiary of Janus Henderson Group PLC doing business as Janus Henderson Investors, which is located at 201 Bishopsgate, London, EC2M, United Kingdom. As of August 31, 2017, GCM had approximately $5.5 billion in assets under management. GCM, subject to the investment adviser's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the portion of the fund's assets allocated to the Geneva Mid Cap Growth Strategy.

Effective October 12, 2017, the following information supersedes and replaces any contrary information contained in the sections of the Fund's prospectus entitled "Fund Details – Management – Portfolio Managers – BNY Mellon Mid Cap Multi-Strategy Fund” and "– Biographical Information":

BNY Mellon Mid Cap Multi-Strategy Fund's primary portfolio managers with respect to the Geneva Mid Cap Growth Strategy are William A. Priebe, Amy S. Croen, William Scott Priebe and José Muñoz.

The biographical information for Michelle J. Picard, CFA is deleted in its entirety.

José Muñoz, CFA, has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund since July 2017.  Mr. Muñoz is a portfolio manager at GCM, which he joined in 2011, and has co-managed the Geneva Mid Cap Growth Strategy since July 2017.

                                                                                                                        October 12, 2017

BNY MELLON FUNDS TRUST

–BNY Mellon Mid Cap Multi-Strategy Fund

Supplement to Statement of Additional Information
dated December 30, 2016, as revised March 31, 2017

Effective October 12, 2017, all references contained in the Statement of Additional Information to "HGCM" are superseded and replaced by references to "GCM".

Effective October 12, 2017, the following information supplements and supersedes any contrary information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The information contained in this section with respect to Michelle J. Picard is deleted in its entirety.

The following table lists the number and types of accounts (including the funds) advised by the primary portfolio manager shown below and assets under management in those accounts as of August 31, 2017:

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
José Muñoz	4	$2.1B	None	N/A	246	$3.0B

The following table provides information on accounts managed (included within the table above) by the primary portfolio manager shown below that are subject to performance-based advisory fees as of August 31, 2017:

Primary Portfolio Manager	Type of Account	Number of Accounts	Total Assets of Accounts
José Muñoz	Other Pooled Investment Vehicles	1	$22.8M

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager shown below as of August 31, 2017:

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
José Muñoz	MCMF	None

Effective October 12, 2017, the following information supplements and supersedes any contrary information contained in the section of the Statement of Additional Information entitled "Management Arrangements – Sub-Advisers":

The following is a list of persons (to the extent known by the Trust) who are deemed to control each Sub-Adviser by virtue of ownership of stock or other interests of the Sub-Adviser. Companies listed are in the asset management, banking or other financial services business.

GCM: Amy S. Croen, William A. Priebe, William S. Priebe, James G. O'Brien, Henderson Global Investors, Anne S. Kochevar, Katrina M. Ellenberg, Bruce L. Koepfgen, Michael D. Elder, Brennan A. Hughes, Amy J. Stefonick, Henderson Holdings Limited, Henderson Global Investors (Holdings) PLC, Henderson Global Group Limited, Henderson International Inc., Henderson Holdings Group Limited, Henderson Global Investors (International Holdings) BV, HGI Group Limited, Janus Henderson Group PLC

Effective October 12, 2017, the following information supplements and supersedes any contrary information contained in the section of the Statement of Additional Information entitled "Management Arrangements – Portfolio Managers and Portfolio Manager Compensation":

GCM.  GCM investment professionals have significant short- and long-term financial incentives. In general, the compensation plan is based on pre-defined, objective, measurable investment performance and performance goals that, while ambitious, are attainable. GCM does not operate wholly formulaic compensation structures, but in general, incentive plans are based on pre-defined individual, fund and business objectives and measurable investment performance.

Base salaries are set to be competitive with the market and a range of benefits are provided to staff (including private medical insurance, disability insurance and life insurance) with a view to offering an overall remuneration package which is competitive to the local market. GCM operates a defined contribution pension plan for staff. The firm also provides long-term "all employee" share plans to encourage material company share ownership by employees.

The bonus plan is designed to reward the contribution of portfolio managers in increasing profitability and quality asset growth. The total incentive pool is based on a percentage of pre-incentive operating income. Awards are made annually and are subject to GCM's mandatory deferral policy, with a percentage of the total incentive award in excess of GCM's deferral threshold being deferred over a three-year period.  Deferred awards are normally awarded in the form of company shares which are held in trust and are released in three equal tranches on the first, second and third anniversary of the grant, subject to continued employment.

In addition, awards of company shares may be made under a restricted share plan as an additional element of discretionary compensation.  The award is typically subject to specified performance conditions and continued employment and vest after a specified vesting period.

Effective October 12, 2017, the following information supplements and supersedes any contrary information contained in the section of the Statement of Additional Information entitled "Glossary":

Term	Meaning
GCM	Geneva Capital Management LLC

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